UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greeway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R. Kutsch
Title:     Manager of Saracen LLC, the General Partner
Phone:     713.366.7014

Signature, Place, and Date of Signing:

     Michael R. Kutsch     Houston, Texas     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $80,573 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108     1218    31470 SH       SOLE                    31470
AVENTINE RENEWABLE ENERGY      COM              05356X403      520   100000 SH       SOLE                   100000
BAKER HUGHES INC               COM              057224107     1576    23000 SH       SOLE                    23000
BIOFUEL ENERGY CORP            COM              09064Y109     4261   930386 SH       SOLE                   930386
BOIS D ARC ENERGY INC          COM              09738U103     1097    51049 SH       SOLE                    51049
BRIGHAM EXPLORATION CO         COM              109178103      347    57175 SH       SOLE                    57175
CABOT OIL & GAS CORP           COM              127097103     2090    41100 SH       SOLE                    41100
CASEYS GEN STORES INC          COM              147528103     2147    95000 SH       SOLE                    95000
CHESAPEAKE ENERGY CORP         COM              165167107     3302    71500 SH       SOLE                    71500
DELTA PETE CORP                COM NEW          247907207      334    14830 SH       SOLE                    14830
EXCO RESOURCES INC             COM              269279402     2625   141888 SH       SOLE                   141888
FRONTIER OIL CORP              COM              35914P105     2181    80000 SH       SOLE                    80000
GOODRICH PETE CORP             COM NEW          382410405       24      800 SH       SOLE                      800
GREEN PLAINS RENEWABLE ENERG   COM              393222104      898   122000 SH       SOLE                   122000
GREY WOLF INC                  COM              397888108     2747   405149 SH       SOLE                   405149
HALLIBURTON CO                 COM              406216101     3343    85000 SH       SOLE                    85000
MGP INGREDIENTS INC            COM              55302G103     5098   729377 SH       SOLE                   729377
NATIONAL OILWELL VARCO INC     COM              637071101     3106    53200 SH       SOLE                    53200
NOBLE CORPORATION              SHS              G65422100      397     7996 SH       SOLE                     7996
OIL STS INTL INC               COM              678026105     3654    81537 SH       SOLE                    81537
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     5764    32600 SH       SOLE                    32600
PANTRY INC                     COM              698657103     1455    69021 SH       SOLE                    69021
PARALLEL PETE CORP DEL         COM              699157103     1325    67712 SH       SOLE                    67712
PETROHAWK ENERGY CORP          COM              716495106     3906   193631 SH       SOLE                   193631
PIONEER DRILLING CO            COM              723655106     1799   135500 SH  PUT  SOLE                   135500
PLAINS EXPL& PRODTN CO         COM              726505100     1978    37220 SH       SOLE                    37220
RANGE RES CORP                 COM              75281A109     1856    29259 SH       SOLE                    29259
REX ENERGY CORPORATION         COM              761565100      514    30861 SH       SOLE                    30861
SANDRIDGE ENERGY INC           COM              80007P307       39     1000 SH       SOLE                     1000
SOUTHWESTERN ENERGY CO         COM              845467109     1432    42510 SH       SOLE                    42510
SUNOCO INC                     COM              86764P109     2624    50000 SH       SOLE                    50000
SUPERIOR ENERGY SVCS INC       COM              868157108      337     8500 SH       SOLE                     8500
TESCO CORP                     COM              88157K101      286    11921 SH       SOLE                    11921
TESORO CORP                    COM              881609101     2775    92500 SH       SOLE                    92500
TETON ENERGY CORP              COM              881628101      435    91668 SH       SOLE                    91668
TRANSOCEAN INC NEW             SHS              G90073100     1847    13659 SH       SOLE                    13659
VALERO ENERGY CORP NEW         COM              91913Y100     1964    40000 SH       SOLE                    40000
W-H ENERGY SVCS INC            COM              92925E108     4012    58271 SH       SOLE                    58271
WEATHERFORD INTERNATIONAL LT   COM              G95089101     3040    41945 SH       SOLE                    41945
XTO ENERGY INC                 COM              98385X106     2220    35881 SH       SOLE                    35881